Income Tax - Schedule of Components of Income Tax Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Current expense (benefit)
Federal				$ 266,104
State				80,883
Deferred expense (benefit)
Federal			$ (373,152)	(921,893)
State			(84,226)	(208,085)
Change in Valuation Allowance			457,378	1,129,978
Income tax provision	$ 65,475	$ 0	$ 0	$ 346,987